Consolidating Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2013
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure [Text Block]

18. CONSOLIDATING FINANCIAL STATEMENTS OF THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

        The following consolidating financial statements of the Company have been prepared pursuant to Rule 3-10 of Regulation S-X. These consolidating financial statements have been prepared from the Company's financial information on the same basis of accounting as the consolidated financial statements. The Travelers Companies, Inc. has fully and unconditionally guaranteed certain debt obligations of TPC, which totaled $700 million at December 31, 2013.

        Prior to the merger of TPC and SPC in 2004, TPC fully and unconditionally guaranteed the payment of all principal, premiums, if any, and interest on certain debt obligations of its wholly-owned subsidiary, Travelers Insurance Group Holdings, Inc. (TIGHI). Concurrent with the merger, The Travelers Companies, Inc. fully and unconditionally assumed such guarantee obligations of TPC. TPC is deemed to have no assets or operations independent of TIGHI. Consolidating financial information for TIGHI has not been presented herein because such financial information would be substantially the same as the financial information provided for TPC.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)
For the year ended December 31, 2013

(in millions)	TPC	Other Subsidiaries	Travelers(2)	Eliminations	Consolidated
Revenues
Premiums	$15,262	$7,375	$—	$—	$22,637
Net investment income	1,830	879	7	—	2,716
Fee income	393	2	—	—	395
Net realized investment gains(1)	126	38	2	—	166
Other revenues	225	52	—	—	277

Total revenues	17,836	8,346	9	—	26,191

Claims and expenses
Claims and claim adjustment expenses	8,817	4,490	—	—	13,307
Amortization of deferred acquisition costs	2,571	1,250	—	—	3,821
General and administrative expenses	2,570	1,174	13	—	3,757
Interest expense	53	—	308	—	361

Total claims and expenses	14,011	6,914	321	—	21,246

Income (loss) before income taxes	3,825	1,432	(312)	—	4,945
Income tax expense (benefit)	1,054	388	(170)	—	1,272
Net income of subsidiaries	—	—	3,815	(3,815)	—

Net income	$2,771	$1,044	$3,673	$(3,815)	$3,673

(1)
Total other-than-temporary impairment (OTTI) for the year ended December 31, 2013, and the amounts comprising total OTTI that were recognized in net realized investment gains and in other comprehensive income (OCI), were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers(2)	Eliminations	Consolidated
Total OTTI gains (losses)	$(8)	$(2)	$—	$—	$(10)
OTTI losses recognized in net realized investment gains	$(10)	$(5)	$—	$—	$(15)
OTTI gains recognized in OCI	$2	$3	$—	$—	$5
(2)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)
For the year ended December 31, 2012

(in millions)	TPC	Other Subsidiaries	Travelers(2)	Eliminations	Consolidated
Revenues
Premiums	$15,158	$7,199	$—	$—	$22,357
Net investment income	1,912	968	9	—	2,889
Fee income	321	2	—	—	323
Net realized investment gains(1)	29	22	—	—	51
Other revenues	87	34	(1)	—	120

Total revenues	17,507	8,225	8	—	25,740

Claims and expenses
Claims and claim adjustment expenses	9,908	4,768	—	—	14,676
Amortization of deferred acquisition costs	2,636	1,274	—	—	3,910
General and administrative expenses	2,445	1,161	4	—	3,610
Interest expense	73	—	305	—	378

Total claims and expenses	15,062	7,203	309	—	22,574

Income (loss) before income taxes	2,445	1,022	(301)	—	3,166
Income tax expense (benefit)	588	224	(119)	—	693
Net income of subsidiaries	—	—	2,655	(2,655)	—

Net income	$1,857	$798	$2,473	$(2,655)	$2,473

(1)
Total other-than-temporary impairment (OTTI) for the year ended December 31, 2012, and the amounts comprising total OTTI that were recognized in net realized investment gains and in other comprehensive income (OCI), were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers(2)	Eliminations	Consolidated
Total OTTI gains	$18	$9	$—	$—	$27
OTTI losses recognized in net realized investment gains	$(9)	$(6)	$—	$—	$(15)
OTTI gains recognized in OCI	$27	$15	$—	$—	$42
(2)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)
For the year ended December 31, 2011

(in millions)	TPC	Other Subsidiaries	Travelers(2)	Eliminations	Consolidated
Revenues
Premiums	$14,903	$7,187	$—	$—	$22,090
Net investment income	1,933	938	8	—	2,879
Fee income	294	2	—	—	296
Net realized investment gains (losses)(1)	10	50	(5)	—	55
Other revenues	103	23	—	—	126

Total revenues	17,243	8,200	3	—	25,446

Claims and expenses
Claims and claim adjustment expenses	10,906	5,370	—	—	16,276
Amortization of deferred acquisition costs	2,594	1,282	—	—	3,876
General and administrative expenses	2,377	1,152	27	—	3,556
Interest expense	73	—	313	—	386

Total claims and expenses	15,950	7,804	340	—	24,094

Income (loss) before income taxes	1,293	396	(337)	—	1,352
Income tax expense (benefit)	111	14	(199)	—	(74)
Net income of subsidiaries	—	—	1,564	(1,564)	—

Net income	$1,182	$382	$1,426	$(1,564)	$1,426

(1)
Total other-than-temporary impairment (OTTI) for the year ended December 31, 2011, and the amounts comprising total OTTI that were recognized in net realized investment gains (losses) and in other comprehensive income (OCI), were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers(2)	Eliminations	Consolidated
Total OTTI gains	$15	$15	$—	$—	$30
OTTI losses recognized in net realized investment gains (losses)	$(15)	$(10)	$—	$—	$(25)
OTTI gains recognized in OCI	$30	$25	$—	$—	$55
(2)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)
For the year ended December 31, 2013

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Net income	$2,771	$1,044	$3,673	$(3,815)	$3,673

Other comprehensive income (loss):
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	(1,982)	(771)	19	—	(2,734)
Having credit losses recognized in the consolidated statement of income	4	(1)	—	—	3
Net changes in benefit plan assets and obligations	12	19	616	—	647
Net changes in unrealized foreign currency translation	(92)	(20)	—	—	(112)

Other comprehensive income (loss) before income taxes and other comprehensive loss of subsidiaries	(2,058)	(773)	635	—	(2,196)
Income tax expense (benefit)	(719)	(273)	222	—	(770)

Other comprehensive income (loss), net of taxes, before other comprehensive loss of subsidiaries	(1,339)	(500)	413	—	(1,426)
Other comprehensive loss of subsidiaries	—	—	(1,839)	1,839	—

Other comprehensive loss	(1,339)	(500)	(1,426)	1,839	(1,426)

Comprehensive income	$1,432	$544	$2,247	$(1,976)	$2,247

(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)
For the year ended December 31, 2012

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Net income	$1,857	$798	$2,473	$(2,655)	$2,473

Other comprehensive income:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	248	23	10	—	281
Having credit losses recognized in the consolidated statement of income	57	24	—	—	81
Net changes in benefit plan assets and obligations	(6)	(5)	(58)	—	(69)
Net changes in unrealized foreign currency translation	(19)	62	—	—	43

Other comprehensive income (loss) before income taxes and other comprehensive income of subsidiaries	280	104	(48)	—	336
Income tax expense (benefit)	101	21	(17)	—	105

Other comprehensive income (loss), net of taxes, before other comprehensive income of subsidiaries	179	83	(31)	—	231
Other comprehensive income of subsidiaries	—	—	262	(262)	—

Other comprehensive income	179	83	231	(262)	231

Comprehensive income	$2,036	$881	$2,704	$(2,917)	$2,704

(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)
For the year ended December 31, 2011

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Net income	$1,182	$382	$1,426	$(1,564)	$1,426

Other comprehensive income:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	1,100	472	(2)	—	1,570
Having credit losses recognized in the consolidated statement of income	(10)	14	—	—	4
Net changes in benefit plan assets and obligations	(5)	1	(303)	—	(307)
Net changes in unrealized foreign currency translation	(76)	(14)	—	—	(90)

Other comprehensive income (loss) before income taxes and other comprehensive income of subsidiaries	1,009	473	(305)	—	1,177
Income tax expense (benefit)	356	177	(106)	—	427

Other comprehensive income (loss), net of taxes, before other comprehensive income of subsidiaries	653	296	(199)	—	750
Other comprehensive income of subsidiaries	—	—	949	(949)	—

Other comprehensive income	653	296	750	(949)	750

Comprehensive income	$1,835	$678	$2,176	$(2,513)	$2,176

(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING BALANCE SHEET (Unaudited)
At December 31, 2013

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Assets
Fixed maturities, available for sale, at fair value (amortized cost $62,196)	$43,720	$20,199	$37	$—	$63,956
Equity securities, available for sale, at fair value (cost $686)	329	484	130	—	943
Real estate investments	33	905	—	—	938
Short-term securities	1,867	492	1,523	—	3,882
Other investments	2,450	990	1	—	3,441

Total investments	48,399	23,070	1,691	—	73,160

Cash	137	154	3	—	294
Investment income accrued	499	231	4	—	734
Premiums receivable	4,124	2,001	—	—	6,125
Reinsurance recoverables	6,292	3,421	—	—	9,713
Ceded unearned premiums	712	89	—	—	801
Deferred acquisition costs	1,570	234	—	—	1,804
Deferred taxes	279	86	(62)	—	303
Contractholder receivables	3,179	1,149	—	—	4,328
Goodwill	2,619	1,015	—	—	3,634
Other intangible assets	250	101	—	—	351
Investment in subsidiaries	—	—	28,616	(28,616)	—
Other assets	2,010	357	198	—	2,565

Total assets	$70,070	$31,908	$30,450	$(28,616)	$103,812

Liabilities
Claims and claim adjustment expense reserves	$33,506	$17,389	$—	$—	$50,895
Unearned premium reserves	8,188	3,662	—	—	11,850
Contractholder payables	3,179	1,149	—	—	4,328
Payables for reinsurance premiums	127	171	—	—	298
Debt	692	—	5,654	—	6,346
Other liabilities	4,109	1,180	10	—	5,299

Total liabilities	49,801	23,551	5,664	—	79,016

Shareholders' equity
Common stock (1,750.0 shares authorized; 353.5 shares issued and outstanding)	—	390	21,500	(390)	21,500
Additional paid-in capital	11,634	6,502	—	(18,136)	—
Retained earnings	7,868	1,042	24,281	(8,900)	24,291
Accumulated other comprehensive income	767	423	810	(1,190)	810
Treasury stock, at cost (401.5 shares)	—	—	(21,805)	—	(21,805)

Total shareholders' equity	20,269	8,357	24,786	(28,616)	24,796

Total liabilities and shareholders' equity	$70,070	$31,908	$30,450	$(28,616)	$103,812

(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING BALANCE SHEET (Unaudited)
At December 31, 2012

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Assets
Fixed maturities, available for sale, at fair value (amortized cost $60,829)	$44,336	$21,019	$38	$—	$65,393
Equity securities, available for sale, at fair value (cost $462)	153	386	106	—	645
Real estate investments	33	850	—	—	883
Short-term securities	1,187	338	1,958	—	3,483
Other investments	2,443	990	1	—	3,434

Total investments	48,152	23,583	2,103	—	73,838

Cash	177	151	2	—	330
Investment income accrued	507	240	5	—	752
Premiums receivable	3,944	1,928	—	—	5,872
Reinsurance recoverables	7,112	3,600	—	—	10,712
Ceded unearned premiums	698	158	—	—	856
Deferred acquisition costs	1,560	232	—	—	1,792
Contractholder receivables	3,540	1,266	—	—	4,806
Goodwill	2,411	954	—	—	3,365
Other intangible assets	268	113	—	—	381
Investment in subsidiaries	—	—	28,562	(28,562)	—
Other assets	1,930	286	18	—	2,234

Total assets	$70,299	$32,511	$30,690	$(28,562)	$104,938

Liabilities
Claims and claim adjustment expense reserves	$33,598	$17,324	$—	$—	$50,922
Unearned premium reserves	7,751	3,490	—	—	11,241
Contractholder payables	3,540	1,266	—	—	4,806
Payables for reinsurance premiums	151	195	—	—	346
Deferred taxes	316	123	(101)	—	338
Debt	1,191	—	5,159	—	6,350
Other liabilities	4,107	1,186	237	—	5,530

Total liabilities	50,654	23,584	5,295	—	79,533

Shareholders' equity
Common stock (1,750.0 shares authorized; 377.4 shares issued and outstanding)	—	390	21,161	(390)	21,161
Additional paid-in capital	11,135	6,501	—	(17,636)	—
Retained earnings	6,404	1,113	21,342	(7,507)	21,352
Accumulated other comprehensive income	2,106	923	2,236	(3,029)	2,236
Treasury stock, at cost (372.3 shares)	—	—	(19,344)	—	(19,344)

Total shareholders' equity	19,645	8,927	25,395	(28,562)	25,405

Total liabilities and shareholders' equity	$70,299	$32,511	$30,690	$(28,562)	$104,938

(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)
For the twelve months ended December 31, 2013

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Cash flows from operating activities
Net income	$2,771	$1,044	$3,673	$(3,815)	$3,673
Net adjustments to reconcile net income to net cash provided by operating activities	(497)	413	(1,665)	1,892	143

Net cash provided by operating activities	2,274	1,457	2,008	(1,923)	3,816

Cash flows from investing activities
Proceeds from maturities of fixed maturities	5,484	2,419	1	—	7,904
Proceeds from sales of investments:
Fixed maturities	989	641	5	—	1,635
Equity securities	45	41	—	—	86
Real estate investments	—	18	—	—	18
Other investments	489	273	—	—	762
Purchases of investments:
Fixed maturities	(6,260)	(3,201)	(6)	—	(9,467)
Equity securities	(21)	(34)	(2)	—	(57)
Real estate investments	(1)	(106)	—	—	(107)
Other investments	(320)	(126)	—	—	(446)
Net sales (purchases) of short-term securities	(272)	(52)	435	—	111
Securities transactions in course of settlement	(2)	24	(1)	—	21
Acquisition, net of cash acquired	(773)	(224)	—		(997)
Other	(365)	(8)	—	—	(373)

Net cash provided by (used in) investing activities	(1,007)	(335)	432	—	(910)

Cash flows from financing activities
Payment of debt	(500)	—	—	—	(500)
Issuance of debt	—	—	494	—	494
Dividends paid to shareholders	—	—	(729)	—	(729)
Issuance of common stock—employee share options	—	—	206	—	206
Treasury stock acquired—share repurchase authorization	—	—	(2,400)	—	(2,400)
Treasury stock acquired—net employee share-based compensation	—	—	(61)	—	(61)
Excess tax benefits from share-based payment arrangements	—	—	51	—	51
Dividends paid to parent company	(1,307)	(1,116)	—	2,423	—
Capital contributions, loans and other transactions between subsidiaries	500	—	—	(500)	—

Net cash used in financing activities	(1,307)	(1,116)	(2,439)	1,923	(2,939)

Effect of exchange rate changes on cash	—	(3)	—	—	(3)

Net increase (decrease) in cash	(40)	3	1	—	(36)
Cash at beginning of year	177	151	2	—	330

Cash at end of year	$137	$154	$3	$—	$294

Supplemental disclosure of cash flow information
Income taxes paid (received)	$942	$325	$(210)	$—	$1,057
Interest paid	$60	$—	$295	$—	$355
(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)
For the twelve months ended December 31, 2012

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Cash flows from operating activities
Net income	$1,857	$798	$2,473	$(2,655)	$2,473
Net adjustments to reconcile net income to net cash provided by operating activities	715	7	(700)	735	757

Net cash provided by operating activities	2,572	805	1,773	(1,920)	3,230

Cash flows from investing activities
Proceeds from maturities of fixed maturities	5,905	2,462	2	—	8,369
Proceeds from sales of investments:
Fixed maturities	730	355	2	—	1,087
Equity securities	21	16	—	—	37
Real estate investments	—	53	—	—	53
Other investments	555	280	—	—	835
Purchases of investments:
Fixed maturities	(7,361)	(3,077)	(9)	—	(10,447)
Equity securities	(18)	(28)	(2)	—	(48)
Real estate investments	—	(95)	—	—	(95)
Other investments	(371)	(163)	—	—	(534)
Net sales (purchases) of short-term securities	(308)	44	381	—	117
Securities transactions in course of settlement	14	(36)	(1)	—	(23)
Other	(323)	—	—	—	(323)

Net cash provided by (used in) investing activities	(1,156)	(189)	373	—	(972)

Cash flows from financing activities
Payment of debt	—	—	(258)	—	(258)
Dividends paid to shareholders	—	—	(694)	—	(694)
Issuance of common stock—employee share options	—	—	295	—	295
Treasury stock acquired—share repurchase authorization	—	—	(1,474)	—	(1,474)
Treasury stock acquired—net employee share-based compensation	—	—	(53)	—	(53)
Excess tax benefits from share-based payment arrangements	—	—	38	—	38
Dividends paid to parent company	(1,353)	(567)	—	1,920	—

Net cash used in financing activities	(1,353)	(567)	(2,146)	1,920	(2,146)

Effect of exchange rate changes on cash	—	4	—	—	4

Net increase in cash	63	53	—	—	116
Cash at beginning of year	114	98	2	—	214

Cash at end of year	$177	$151	$2	$—	$330

Supplemental disclosure of cash flow information
Income taxes paid (received)	$287	$108	$(207)	$—	$188
Interest paid	$73	$—	$302	$—	$375
(1)
The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)
For the twelve months ended December 31, 2011

(in millions)	TPC	Other Subsidiaries	Travelers(1)	Eliminations	Consolidated
Cash flows from operating activities
Net income	$1,182	$382	$1,426	$(1,564)	$1,426
Net adjustments to reconcile net income to net cash provided by operating activities	736	98	635	(726)	743

Net cash provided by operating activities	1,918	480	2,061	(2,290)	2,169

Cash flows from investing activities
Proceeds from maturities of fixed maturities	4,902	2,502	—	—	7,404
Proceeds from sales of investments:
Fixed maturities	720	440	1	—	1,161
Equity securities	82	53	—	—	135
Real estate investments	1	—	—	—	1
Other investments	343	251	—	—	594
Purchases of investments:
Fixed maturities	(5,714)	(2,978)	(12)	—	(8,704)
Equity securities	(30)	(71)	(30)	—	(131)
Real estate investments	(24)	(42)	—	—	(66)
Other investments	(711)	(178)	—	—	(889)
Net sales of short-term securities	717	25	1,276	—	2,018
Securities transactions in course of settlement	(46)	46	—	—	—
Other	(351)	(20)	—	—	(371)

Net cash provided by (used in) investing activities	(111)	28	1,235	—	1,152

Cash flows from financing activities
Payment of debt	—	(8)	—	—	(8)
Dividends paid to shareholders	—	—	(665)	—	(665)
Issuance of common stock—employee share options	—	—	314	—	314
Treasury stock acquired—share repurchase authorization	—	—	(2,919)	—	(2,919)
Treasury stock acquired—net employee share-based compensation	—	—	(46)	—	(46)
Excess tax benefits from share-based payment arrangements	—	—	18	—	18
Dividends paid to parent company	(1,779)	(521)	—	2,300	—
Capital contributions, loans and other transactions between subsidiaries	—	10	—	(10)	—

Net cash used in financing activities	(1,779)	(519)	(3,298)	2,290	(3,306)

Effect of exchange rate changes on cash	—	(1)	—	—	(1)

Net increase (decrease) in cash	28	(12)	(2)	—	14
Cash at beginning of year	86	110	4	—	200

Cash at end of year	$114	$98	$2	$—	$214

Supplemental disclosure of cash flow information
Income taxes paid (received)	$206	$109	$(97)	$—	$218
Interest paid	$73	$—	$309	$—	$382
(1)
The Travelers Companies, Inc., excluding its subsidiaries.